SEMIANNUAL REPORT


                                                             NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------



                                                  SIX MONTHS ENDED JUNE 30, 1997
                                                                     (UNAUDITED)


















                                                                          [LOGO]

[LOGO]FUNDS
NEEDHAM GROWTH FUND
445 PARK AVENUE
NEW YORK, NEW YORK 10022-2606

1-800-625-7071

SEMIANNUAL REPORT
FOR THE PERIOD ENDED JUNE 30, 1997
(UNAUDITED)

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------










THE NEEDHAM GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENT IN EQUITY SECURITIES OF GROWTH COMPANIES AND SELECTIVELY HEDGES TO REDUCE RISK AND VOLATILITY.










Contents


Letter from the Portfolio Manager                                2

Statement of Net Assets                                          4

Schedule of Securities Sold Short                               11

Statement of Operations                                         13

Statements of Changes in Net Assets                             14

Financial Highlights                                            15

Notes to Financial Statements                                   16

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

                                                               Six-Month Results
                                                                     August 1997

DEAR SHAREHOLDER,

The Needham Growth Fund (the "Fund") is pleased to report our results for the six months ended June 30, 1997. For the period, the net asset value increased 11.66% to $16.18 per share from $14.49 at year-end 1996. This compared with a 10.16% gain for the average capital appreciation fund and a 12.97% return for the average equity fund. For the same period, the S&P 500 and the Dow Jones Industrial Average rose 20.62% and 20.10%, respectively, while the Russell 2000 appreciated 10.20%. Since its inception on January 1, 1996, the Fund has appreciated 69.24% compared with a 35.21% return for the average equity fund and a 27.01% rise in the average capital appreciation fund.

While the first half of 1997 was a rewarding period for investors, there was a large dichotomy of performance in the marketplace. The larger capitalization "blue chip index" stocks significantly outperformed the broader market averages. Most actively managed portfolios underperformed these averages as evidenced by the significant differential between the broad averages and the average equity mutual fund.

S&P Index funds (dominated by about 50 very large capitalization stocks) rose about 20% in the first half versus 12.97% for the average equity fund. This disparity in both performance and valuation between this small number of mega capitalization stocks and the overall broader market of small and mid capitalization issues is likely to close soon. We have already seen this trend developing in the marketplace during the latter part of the second quarter and into mid-July, as the Nasdaq and Russell 2000 averages are closing the gap. This is obviously favorable for the Fund as we diversify our portfolio broadly among market capitalization sizes and are earnings growth and valuation driven in our investment disciplines.

-------------------------------------------------------------------------------
                                                          Inception
                                        YTD to             1/01/96
                                        6/30/97           to 6/30/97
-------------------------------------------------------------------------------
Benchmarks(1)                          % Change            % Change
-------------------------------------------------------------------------------

NEEDHAM GROWTH FUND                    + 11.66%            + 69.24%
-------------------------------------------------------------------------------
S&P 500(2)                             + 20.62%            + 48.31%
Dow Jones Industrial Average(2)        + 20.10%            + 54.58%
Russell 2000(2)                        + 10.20%            + 28.38%
Average Equity Fund(3)                 + 12.97%            + 35.21%
Average Capital Appreciation Fund(4)   + 10.16%            + 27.10%
-------------------------------------------------------------------------------

(1)  Total return includes reinvestment of all dividends.
(2) Unmanaged indices of common stocks representative of the broader market or segments thereof.
(3) Source: Lipper Analytical Services and includes reinvestment of all dividends. Equally weighted unmanaged index of 2005 funds which invest primarily in equity securities. Index includes funds with a different focus than the Needham Growth Fund, including the production of current income.
(4) Source: Lipper Analytical Services and includes reinvestment of all dividends. Equally weighted unmanaged index of 181 funds which have a capital appreciation orientation.

THE ABOVE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND MAY NOT BE INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A COPY OF THE FUND'S CURRENT PROPECTUS.

INVESTMENT STRATEGY
We apply primarily a bottom up investment strategy, selecting stocks based on individual earnings growth prospects rather than on macro economic considerations. We look for companies with large market opportunities, earnings growth of at least 20% a year, industry leadership with strong product offerings, and experienced management teams with a sound strategy and the incentive to succeed. We typically select stocks of companies whose price/earnings ratios are lower than their estimated growth rate. We also selectively hedge our portfolio to reduce volatility and market risk.

Most of our assets are invested in the Technology, Health Care, and Specialty Retailing sectors, which we believe have the strongest long-term growth prospects in the economy. These three sectors generally account for about 90% of our invested assets. We also broadly diversify the Fund, and no one position accounts for more than 3% of assets.

CURRENT PORTFOLIO WEIGHTINGS
The Technology sector continues to look very attractive, especially on a P/E ratio to earnings growth basis, and we have overweighted this sector. We expect that capital spending for technology equipment and soft-

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------

ware/services will continue to grow as a percentage of GDP. End market demand from most industries remains very strong. Therefore, when a number of stocks reacted negatively in the second quarter to summer seasonality, concerns about a European slowdown, and several negative earnings pre-announcements in the networking and PC sectors, we took advantage and added to our major holdings.

We have invested primarily in the PC related, networking, semiconductor and related equipment, and contract manufacturing industries. We are convinced that the PC industry is healthy, and that strong demand for newer products coupled with favorable pricing and an upgrade cycle will drive unit sales in the second half of 1997. Similarly, we believe networking equipment demand for wide area, local area and Internet access products will stay strong well into 1998 and beyond. This will drive demand for all types of integrated circuits, and the semiconductor capital equipment industry should thrive over the next several years as newer and more complex chips will require more advanced production equipment. We also believe that the contract manufacturing industry will continue to grow rapidly as the outsourcing concept becomes more accepted and viable as an alternative in the electronics and industrial markets. The Fund's major technology positions include 3Com, Altera, Applied Materials, Cisco, Dell, DII Group, Gateway 2000, Intel, KLA-Tencor, LAM Research, PMC-Sierra, Solectron, Sun Microsystems, and Western Digital.

Trends in Specialty Retailing have been mixed thus far in 1997. Although the macro environment is favorable for retail spending low unemployment, mild inflation, income growth, high consumer confidence consumers are being very fickle and selective with their dollars. As such, we have been selective with our specialty retailing selections and have continued to focus on companies with favorable demographics, popular lifestyle themes, and consumer brand recognition. Within this context we have found a number of attractive growth investments. The branded and discount apparel sector has favorable long term fundamentals, and we have invested in stocks such as Intimate Brands, Nautica, Stride Rite, The North Face, American Eagle Outfitters, Inc., Tommy Hilfiger, and TJX. We also favor the superstore concept when it is tied into a favorable demographic environment and currently own Barnes & Noble, Borders, Petco, and Williams-Sonoma.

We continue to underweight the Health Care sector due to regulatory uncertainties. We do, however, find the physician practice management industry and the health care information systems sectors to be attractive growth areas. These industries are benefiting from healthcare cost containment and consolidation and should continue to grow in excess of 20% per year. Positions in Health Care have included FPA Medical Management, HBO & Company, Hologic, Phycor, Medic Systems, and Medpartners.


OUTLOOK
It is hard not to be fundamentally optimistic about the long-term outlook for growth stocks given the extremely favorable economic backdrop of moderate growth, mild inflation, low interest rates, strong corporate profit growth, and the prospects for continued large inflows of cash into equity funds.

We do believe that the overall market will continue to broaden its capitalization parameters and that the gap between small- and mid-capitalization stocks relative to large capitalization stocks will close. We see, therefore, an exciting opportunity in the second half for our growth stock portfolio.

However, as always, we are wary of the unknown and will also continue to selectively hedge our stock positions. Since inception, this strategy has enabled us to better protect our long-term gains by reducing the Fund's short-term downside risk and volatility during market corrections.

We thank you for your continued support and confidence in the Needham Growth
Fund.

Sincerely,


/s/ Howard S. Schachter
Howard S. Schachter
EXECUTIVE VICE PRESIDENT AND PORTFOLIO MANAGER
NEEDHAM INVESTMENT MANAGEMENT L.L.C.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Statement of Net Assets (Unaudited)
JUNE 30, 1997

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS - 96.9%
--------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.9%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.*                           8,000  $   120,000
Nautica Enterprises, Inc.*                                 5,000      132,187
Stride Rite Corp.*                                         5,000       64,375
The North Face, Inc.*                                      5,000       91,250
Vans, Inc.*                                                5,000       75,625
--------------------------------------------------------------------------------
                                                                      483,437
--------------------------------------------------------------------------------
BANKING & FINANCIAL SERVICES - 4.8%
Ahmanson (H.F.) & Co.                                      5,000      215,000
Flagstar Bancorp, Inc.*                                    5,000       81,250
Fleet Financial Group, Inc.                                5,000      316,250
Green Tree Financial Corp.+                                2,500       89,063
Hamilton Bancorp, Inc.*+                                   5,000      133,750
Uniao de Bancos Brasileiros S.A. GDR*                      2,500       92,813
Wachovia Corp.+                                            5,000      291,562
--------------------------------------------------------------------------------
                                                                    1,219,688
--------------------------------------------------------------------------------
BEVERAGES - 1.2%
Coca-Cola Enterprises, Inc.                                5,000      115,000
Pepsico, Inc.                                              5,000      187,813
--------------------------------------------------------------------------------
                                                                      302,813
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.1%
Cephalon, Inc.*+                                           2,300       26,450
--------------------------------------------------------------------------------
                                                                       26,450
--------------------------------------------------------------------------------
BROADCASTING/MEDIA - 6.6%
Comcast Corp. Class A+                                    15,500      331,312
Evergreen Media Corp. Class A*+                            8,000      357,000
Heftel Broadcasting Corp.*                                 2,500      138,125
New York Times Co., Class A                                5,000      247,500
Outdoor Systems, Inc.*+                                    2,500       95,625
Scientific Atlanta, Inc.                                   5,000      109,375
Tele-Communications, Inc., Liberty Media Group, Class A*   5,000      118,750
Westinghouse Electric Corp.                               12,000      277,500
--------------------------------------------------------------------------------
                                                                    1,675,187
--------------------------------------------------------------------------------
COMPUTERS HARDWARE - 16.2%
Applied Magnetics Corp.*+                                 10,000       226,25
Data General Corp.*                                       10,000      260,000
Dell Computer Corp.*+                                     10,000    1,174,375
Encad, Inc.*+                                              3,500      145,250
Gateway 2000, Inc.*+                                      10,200      330,862
International Business Machines Corp.+                     6,000      541,125
Quantum Corp.*+                                            8,300      168,594


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------




                                                          SHARES        VALUE
--------------------------------------------------------------------------------
COMPUTERS HARDWARE - 16.2% (CONTINUED)
Sun Microsystems, Inc.*+                                  10,000  $   372,187
Western Digital Corp.*+                                   15,000      474,375
Xerox Corp.                                               5,000       394,375
--------------------------------------------------------------------------------
                                                                    4,087,393
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES - 8.1%
Autodesk, Inc.                                             5,000      191,562
Avant! Corp.*                                              2,500       80,781
BMC Software, Inc.*+                                       2,000      110,750
Citrix Systems, Inc.*+                                     2,500      109,687
Discreet Logic, Inc.*+                                     5,000       82,500
First Data Corp.+                                         10,000      439,375
HBO & Co.                                                  2,500      172,187
Peoplesoft, Inc.*+                                         4,000      211,000
Phamis, Inc.*+                                             5,000      123,750
Sterling Commerce, Inc.*                                   5,000      164,375
Western Atlas, Inc.*+                                      5,000      366,250
--------------------------------------------------------------------------------
                                                                    2,052,217
--------------------------------------------------------------------------------
CONTRACTOR MFG. - 6.8%
DII Group, Inc.*+                                         14,800      651,200
Hadco Corp.*+                                              5,000      327,500
Praegitzer Industries, Inc.*                               5,200       57,850
Solectron Corp.*+                                         10,000      700,625
--------------------------------------------------------------------------------
                                                                    1,737,175
--------------------------------------------------------------------------------
HOSPITAL & PHYSICIAN MANAGEMENT - 3.2%
Access Health, Inc.*+                                      5,000      122,500
FPA Medical Management, Inc.*                              5,000      118,438
Medaphis Corp.*                                            5,000       50,313
Medpartners, Inc.*                                        10,000      216,250
Oxford Health Plans, Inc.*+                                2,500      179,375
Wellpoint Health Networks, Inc.*+                          2,500      114,688
--------------------------------------------------------------------------------
                                                                      801,564
--------------------------------------------------------------------------------
HOTEL & CASINO - 1.5%
Host Marriott Corp.*                                       5,000       89,063
MGM Grand, Inc.*+                                          5,000      185,000
Servico, Inc.*                                             7,000      104,125
--------------------------------------------------------------------------------
                                                                      378,188
--------------------------------------------------------------------------------
INSURANCE - 3.7%
Ace, Ltd.+                                                 5,000      369,375
CMAC Investment Corp.                                      5,000      238,750
Hartford Life, Inc.*                                       1,100       41,250
Reliance Group Holdings, Inc.                              5,000       59,375


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Statement of Net Assets (Unaudited)--CONTINUED
JUNE 30, 1997

                                                          SHARES        VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.7% (CONTINUED)
USF&G Corp.                                               10,000  $   240,000
--------------------------------------------------------------------------------
                                                                      948,750
--------------------------------------------------------------------------------
MEDICAL DEVICES - 1.2%
Bard (C.R.), Inc.                                          5,000      181,563
Hologic, Inc.*                                             5,000      133,125
--------------------------------------------------------------------------------
                                                                      314,688
--------------------------------------------------------------------------------
NETWORKING & TELECOMMUNICATIONS - 6.5%
3Com Corp.*+                                              10,000      450,000
Bay Networks, Inc.*                                        5,000      132,812
Cisco Systems, Inc.*                                       4,000      268,500
Ericsson (LM) Telephone - ADR                              5,000      196,875
Harmonic Lightwaves, Inc.*+                                4,000       68,500
Mobile Telecommunications Technologies Corp.*              5,000       71,563
Newbridge Networks Corp.*+                                 7,500      326,250
Pairgain Technologies, Inc.*+                              2,500       38,750
RMH Teleservices, Inc.*                                    5,000       37,500
Westell Technologies, Inc.*+                               2,500       62,500
--------------------------------------------------------------------------------
                                                                    1,653,250
--------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES - 2.9%
Falcon Drilling Company, Inc.*                             5,000      288,125
Hanover Compressor Co.*                                      100        1,950
Reading & Bates Corp.*                                     5,000      133,750
Schlumberger, Ltd.                                         2,500      312,500
--------------------------------------------------------------------------------
                                                                      736,325
--------------------------------------------------------------------------------
RETAILING - 8.2%
Abercrombie & Fitch Co. Class A*                           5,000       92,500
Books-A-Million, Inc.*                                     5,000       23,750
Borders Group, Inc.*                                       5,000      120,625
CUC International, Inc.*                                   3,750       96,797
DM Management Co.*                                        11,000      125,125
Federated Department Stores, Inc.*+                        5,000      173,750
Galoob (Lewis) Toys, Inc.*                                 5,000       94,375
General Nutrition Companies, Inc.*                         5,000      140,000
HFS, Inc.*                                                 5,000      290,000
Intimate Brands, Inc. Class A                              2,500       52,500
Petco Animal Supplies, Inc.*                               7,500      225,000
Ralcorp Holdings, Inc.*                                    5,000       73,750
TJX Companies, Inc.                                       10,000      263,750
Williams-Sonoma, Inc.*+                                    7,500      320,625
--------------------------------------------------------------------------------
                                                                    2,092,547
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------




                                                          SHARES        VALUE
--------------------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURERS - 7.5%
Actel Corp.*                                               5,000  $    85,313
Adaptec, Inc. *                                            5,000      173,750
Advanced Micro Devices, Inc.*+                             5,000      180,000
Altera Corp.*+                                             7,500      378,750
Analog Devices, Inc.*                                      5,000      132,812
Atmel Corp.*                                               2,500       70,000
Intel Corp.+                                               2,000      283,625
Lattice Semiconductor Corp.*+                              2,000      113,000
PMC-Sierra, Inc.*                                          5,500      144,375
Quality Semiconductor, Inc.*                               7,500       79,688
Sipex Corp.*+                                              3,800      137,750
Xilinx, Inc.*+                                             2,500      122,656
--------------------------------------------------------------------------------
                                                                    1,901,719
--------------------------------------------------------------------------------
SEMI-CONDUCTORS CAPITAL EQUIPMENT/ELECTRONICS - 15.3%
Applied Materials, Inc.*+                                  5,500      389,469
Applied Science and Technology, Inc.*                      5,000       83,750
Credence Systems Corp.*+                                  10,000      299,375
DuPont Photomasks, Inc.*+                                  2,000      108,000
Electro Scientific Industries, Inc.*                       4,700      196,812
ETEC Systems, Inc.*+                                       7,500      321,562
FSI International, Inc.*                                   9,000      144,000
Integrated Process Equipment Corp.*                        5,520      139,725
KLA-Tencor Corp.*+                                        15,000      731,250
Kulicke & Soffa Industries, Inc.*+                        10,500      340,922
LAM Research Corp.*+                                      10,500      389,156
Photronics, Inc.*+                                         2,500      119,375
Semitool, Inc.*                                            2,500       29,063
Teradyne, Inc.*+                                          15,000      588,750
--------------------------------------------------------------------------------
                                                                    3,881,209
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $22,118,182)                             24,292,600
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS - 1.2%
Intel Warrants, $20.875 03/14/98* (Cost $342,050)          3,000      304,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & WARRANTS (COST $22,460,232)                  24,597,100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.7%
Automatic Common Exchange SecurityTrust II*
 (Cost $167,125)                                           7,000      171,500
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Statement of Net Assets (Unaudited)--CONTINUED
JUNE 30, 1997


                                                       PAR (000)        VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 0.4%
The Men's Wearhouse, Inc.  Convertible Debenture 5.25%,
  Due 03/01/03 (Cost $100,000)                         $     100  $   112,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.3%
--------------------------------------------------------------------------------
Time Deposits - 7.1%
PNC Bank N.A. (Time Deposits)
   5.25%, Due 07/01/97 (Cost $1,800,000)                   1,800    1,800,000


                                                          SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.2%
Temporary Investment Fund, Inc.
  Temp Fund Portfolio                                     29,685       29,685
  Temp Cash Portfolio                                     29,685       29,685
--------------------------------------------------------------------------------
  (Cost $59,370)                                                       59,370
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,859,370)                      1,859,370
--------------------------------------------------------------------------------


                                                          NUMBER
NAME/EXPIRATION DATE/STRIKE PRICE                   OF CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 1.2%
--------------------------------------------------------------------------------
3Com Corp. July $45                                           50       10,625
Actel Corp., July $20                                         50       15,312
Adaptec, Inc., July $35                                       50        8,125
Ahmanson H.F. & Co., July $45                                 50       13,125
Alliance Semiconductor Corp., July $7.50                      50        1,875
Altera Corp., July $50                                        50        8,125
Atmel Corp., July $25                                         25        1,250
Autodesk, Inc., July $35                                      50        3,125
Bay Networks, Inc., July $45                                  50        3,750
Borders Group, Inc., July $22.50                              50          782
Cisco Systems, Inc., July $65                                 40        6,000
Comcast Corp., July $22.50                                    75       10,312
Credence Systems Corp., July $25                              50        1,250
Data General Corp., July $25                                  50        3,437
Dell Computer Corp., July $115                                25        9,375
DII Group, Inc., July $35                                    100        5,625
Electro Scientific Industries, Inc., July $35                 50        2,500
Ericsson LM Telephone, July $35                               50          469
ETEC Systems, Inc., July $35                                  50          625
First Data Corp., July $40                                    50        1,563


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------




                                                          NUMBER
NAME/EXPIRATION DATE/STRIKE PRICE                   OF CONTRACTS        VALUE
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 1.2% (CONTINUED)
Fleet Financial Group, Inc., July $65                         50  $    11,250
FSI International, Inc., July $15                             90        1,407
Gateway 2000, Inc., July $32.50                               50       10,000
General Nutrition Companies, Inc., July $25                   50          313
Goldman Sachs Technology Industry Multimedia Networking
 Index, July $115                                             20        2,625
HBO & Co., July $65                                           25        3,750
HFS, Inc., July $60                                           50       10,937
Hologic, Inc., August $25                                     50        6,250
Integrated Process Equipment Corp., July $22.50               50        1,563
Intel Corp., July $145                                        20       13,500
Interactive Week  Internet Index, July $235                   15       12,562
KLA-Tencor Corp., July $45                                    50        5,937
Kulicke & Soffa Industries, Inc., July $25                    50        1,250
LAM Research Corp., July $30                                  40          625
Medpartners, Inc.,  July $22.50                              100       11,875
Morgan Stanley High Tech Index, July $425                     28       35,000
Nautica Enterprises, Inc., July $22.50                        50        1,875
New York Times Co., July $45                                  50          938
Newbridge Networks Corp., July $40                            50        2,500
Petco Animal Supplies, Inc., July $25                         75        2,344
Quantum Corp., July $20                                       50        5,000
Republic Industries, Inc., July $22.50                        70        3,937
Sterling Commerce, Inc., July $30                             50        2,188
Stride Rite Corp., July $12.50                                50        2,032
Sun Microsystems, Inc., July $32.50                           50        1,563
Tele-Communications, Inc., August $25                         50        8,750
Teradyne, Inc., July $40                                      50        8,125
TJX Companies, Inc., July $22.50                             100        1,875
Vans, Inc., July $15                                          50        4,219
Western Digital Corp., August $30                             50       10,000
Westinghouse Electric Corp., July $20                        120          750
Williams-Sonoma, Inc., July $35                               50        1,250
Xerox Corp., July $75                                         50        3,437
Xerox Corp., July $80                                         50       13,900

--------------------------------------------------------------------------------
TOTAL PUT OPTIONS PURCHASED (Cost $407,685)                           310,777
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
Interactive Week Internet Index, July $240 (Cost $11,108)     15       11,063
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 106.5% (COST $25,005,520)                      27,062,310
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Statement of Net Assets (Unaudited)--CONTINUED
JUNE 30, 1997

                                                                        VALUE
--------------------------------------------------------------------------------
OTHER LIABILITIES IN EXCESS OF ASSETS - (-6.5%)
--------------------------------------------------------------------------------
Receivable from Brokers for Securities Sold Short                 $10,559,021
Receivable for Investment Securities Sold                             679,089
Other Assets                                                          141,367
Net Amounts due to Affiliates                                         (12,844)
Payable for Investment Securities Purchased                        (1,722,687)
Securities Sold Short at Value (proceeds - $10,559,021)           (11,075,947)
Organization Costs Payable to Distributor                            (105,209)
Other Liabilities                                                    (129,014)
--------------------------------------------------------------------------------
                                                                   (1,666,224)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS - (100%), (applicable to 1,569,571 shares outstanding,
  $.001 par value, 1,000,000,000 shares authorized)               $25,396,086
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $     16.18
--------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY
+ SECURITY POSITION IS EITHER ENTIRELY OR PARTIALLY PLACED IN A SEGREGATED ACCOUNT AS COLLATERAL FOR SECURITIES SOLD SHORT.
ADR -- AMERICAN DEPOSITORY RECEIPT
GDR -- GLOBAL DEPOSITORY RECEIPT


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------

Schedule of Securities Sold Short (Unaudited)
JUNE 30, 1997

NAME OF ISSUER                                            SHARES        VALUE
--------------------------------------------------------------------------------
3Com Corp.                                                 5,000  $   225,000
Access Health, Inc.                                        5,000      122,500
Ace, Ltd.                                                  5,000      369,375
Advanced Micro Devices, Inc.                               5,000      180,000
Altera Corp.                                               2,500      126,250
Applied Magnetics Corp.                                   10,000      226,250
Applied Materials, Inc.                                    5,500      389,469
BMC Software, Inc.                                         2,000      110,750
Cephalon, Inc.                                             2,300       26,450
Citrix Systems, Inc.                                       2,500      109,688
Comcast Corp.  Class A                                     8,000      171,000
Credence Systems Corp.                                     5,000      149,687
Dell Computer Corp.                                        7,500      880,781
DII Group, Inc.                                            8,800      387,200
Discreet Logic, Inc.                                       5,000       82,500
DuPont Photomasks, Inc.                                    2,000      108,000
Encad, Inc.                                                3,500      145,250
ETEC Systems, Inc.                                         2,500      107,188
Evergreen Media Corp.  Class A                             4,000      178,500
Federated Department Stores, Inc.                          5,000      173,750
First Data Corp.                                           5,000      219,687
Gateway 2000, Inc.                                         5,000      162,187
Green Tree Financial Corp.                                 2,500       89,063
Hadco Corp.                                                5,000      327,500
Hamilton Bancorp, Inc.                                     5,000      133,750
Harmonic Lightwaves, Inc.                                  4,000       68,500
Intel Corp.                                                2,000      283,625
International Business Machines Corp.                      6,000      541,125
KLA-Tencor Corp.                                          10,000      487,500
Kulicke & Soffa Industries, Inc.                           5,500      178,577
LAM Research Corp.                                         6,500      240,906
Lattice Semiconductor Corp.                                2,000      113,000
MGM Grand, Inc.                                            5,000      185,000
Newbridge Networks Corp.                                   2,500      108,750
Outdoor Systems, Inc.                                      2,500       95,625
Oxford Health Plans, Inc.                                  2,500      179,375
Pairgain Technologies, Inc.                                2,500       38,750
Peoplesoft, Inc.                                           4,000      211,000
Phamis, Inc.                                               5,000      123,750
Photronics, Inc.                                           2,500      119,375
Quantum Corp.                                              5,000      101,563


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Schedule of Securities Sold Short (Unaudited)--CONTINUED
JUNE 30, 1997

NAME OF ISSUER                                            SHARES        VALUE
--------------------------------------------------------------------------------
Sipex Corp.                                                3,800  $   137,750
Solectron Corp.                                           10,000      700,625
Sun Microsystems, Inc.                                     5,000      186,094
Teradyne, Inc.                                            10,000      392,500
Wachovia Corp.                                             5,000      291,563
Wellpoint Health Networks, Inc.                            2,500      114,688
Westell Technologies, Inc.                                 2,500       62,500
Western Atlas, Inc.                                        5,000      366,250
Western Digital Corp.                                     10,000      316,250
Williams-Sonoma, Inc.                                      2,500      106,875
Xilinx, Inc.                                               2,500      122,656

--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT (proceeds $10,559,021)                $11,075,947
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------

Statement of Operations (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 1997

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $    22,402
Interest                                                              173,996
--------------------------------------------------------------------------------
Total Investment Income                                               196,398


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment Advisory fee                                               116,163
Administration and Accounting fee                                      43,749
Custodian fee                                                          31,432
Transfer Agent fee                                                     15,749
Legal fee                                                              25,795
Directors' fees                                                        18,419
Audit fee                                                              13,389
Distribution fees                                                      23,361
Shareholders' reports                                                   5,951
Organization expenses                                                  13,109
Other expenses                                                         41,756
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                        348,873
--------------------------------------------------------------------------------
Expenses Waived and Reimbursable                                     (116,546)
--------------------------------------------------------------------------------
NET EXPENSES                                                          232,327


--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (35,929)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Net Realized Gain on Investment Securities                          2,319,095
Net Realized Loss on Option Contracts                                (561,176)
Change in Unrealized Appreciation of Investment Securities            324,937
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                             2,082,856

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 2,046,927
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                          SIX MONTHS ENDED
                                                             JUNE 30, 1997               YEAR ENDED
                                                                (UNAUDITED)      DECEMBER 31, 1996*
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net Investment Loss                                       $       ( 35,929)      $         (111,272)
Net Realized Gain on Investment Securities                       2,319,095                1,319,364
Net Realized Loss on Option Contracts                             (561,176)                (333,389)
Change in Unrealized Appreciation of Investment Securities         324,937                1,214,927
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             2,046,927                2,089,630
-------------------------------------------------------------------------------------------------------
Distributions From Net Realized Gains                                    -                 (615,164)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
-------------------------------------------------------------------------------------------------------
Shares Issued                                                   16,168,182               14,236,574
Shares Issued in Reinvestment of Distributions                           -                  576,920
Shares Redeemed                                                 (7,198,349)              (2,448,634)
-------------------------------------------------------------------------------------------------------
Net Increase from Capital Share Transactions                     8,969,833               12,364,860
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                    11,016,760               13,839,326
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of Period                                             14,379,326                  540,000
End of Period                                             $     25,396,086       $       14,379,326

-------------------------------------------------------------------------------------------------------
(1) SHARES ISSUED AND REDEEMED
-------------------------------------------------------------------------------------------------------
Shares Issued                                                    1,036,878                1,066,793
Shares Reinvested                                                        -                   39,569
Shares Redeemed                                                   (459,498)                (168,171)
-------------------------------------------------------------------------------------------------------
                                                                   577,380                  938,191
-------------------------------------------------------------------------------------------------------



*FUND COMMENCED OPERATIONS ON JANUARY 1, 1996.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                          Semiannual Report 1997
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS ENDED
                                                             JUNE 30, 1997               YEAR ENDED
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 (UNAUDITED)       DECEMBER 31, 1996*
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $          14.49       $            10.00


-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
Net Investment Loss                                                  (0.03)+++                (0.11)
Net Gain on Securities (Realized and Unrealized)                      1.72+++                  5.27
-------------------------------------------------------------------------------------------------------
Total From Investment Operations                                      1.69                     5.16
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
Net Realized Gains                                                       -                    (0.67)

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $          16.18       $            14.49
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         11.66%++                 51.56%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $         25,396       $           14,379

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of Expenses to Average Net Assets                               2.50%(a)+                2.50%(a)
Ratio of Net Investment Loss to Average Net Assets                   (0.39)%(a)+              (1.27)%(a)
Portfolio Turnover Rate                                             389.39%++                568.93%
Average Commission Rate Paid(1)                           $         0.0469       $           0.0511


(a) HAD CERTAIN WAIVERS AND REIMBURSEMENTS NOT BEEN IN EFFECT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS, FOR THE PERIODS ENDED JUNE 30, 1997 AND DECEMBER 31, 1996, WOULD HAVE BEEN 3.75% AND 4.60%, RESPECTIVELY AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS, FOR THE PERIODS ENDED JUNE 30, 1997 AND DECEMBER 31, 1996, WOULD HAVE BEEN (1.64%) AND (3.37%), RESPECTIVELY.
(1) COMPUTED BY DIVIDING THE TOTAL AMOUNT OF BROKERAGE COMMISSIONS PAID BY THE TOTAL SHARES OF INVESTMENT SECURITIES PURCHASED AND SOLD DURING THE YEAR FOR WHICH COMMISSIONS WERE CHARGED.
+   ANNUALIZED.
++  NON-ANNUALIZED.
*   FUND COMMENCED OPERATIONS ON JANUARY 1, 1996.
+++ CALCULATED USING AVERAGE OUTSTANDING SHARES DURING THE PERIOD.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NEEDHAM GROWTH FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. ORGANIZATION
Needham Growth Fund (the "Fund") is a portfolio of The Needham Funds, Inc., which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Needham Funds, Inc. was organized as a Maryland corporation on October 12, 1995. Prior to the Fund s commencement of operations on January 1, 1996, it had no operations other than the issuance of 54,000 shares for $540,000.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Securities regularly traded in the over-the-counter market are valued at the last quoted sales price on the NASDAQ System. If no sales price is available for a listed or NASDAQ security, or if the security is not listed on NASDAQ, such security is valued at a price equal to the mean of the latest bid and ask prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund's net investment loss of $111,272 for the year ended December 31, 1996, was reclassified against net realized gains. Net assets were not affected by this reclassification.

ORGANIZATIONAL COSTS: Organizational costs have been capitalized and are being amortized on a straight line basis over a period of 60 months.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
The Fund has engaged Needham Investment Manage-ment L.L.C. (the "Advisor") to manage its investments. The Fund pays the Advisor a fee at the annual rate of 1.25% of the average daily net asset value of the Fund.

The Advisor has voluntarily agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses for the year end December 31, 1997 to not more than 2.50% of average daily net assets. For the six months ended June 30, 1997, the Advisor waived its fee of $116,163 and has agreed to reimburse other expenses in the amount of $383.

PFPC, Inc. ("PFPC") acts as the Fund's Administrator. The Fund pays PFPC a fee at the annual rate of 0.10% of the average daily net asset value of the Fund, subject to certain minimums. PFPC also acts as the Fund's shareholder servicing agent and transfer agent.

Certain officers and directors of the Fund are also officers and directors of the Advisor.

4. DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund pays Needham &
Company, Inc. and any other distributor or financial institution with which the Fund has an agreement, a fee at an annual rate of 0.25 of 1% of the Fund's daily average net assets. For the six months ended June 30, 1997, the Fund incurred $23,361 of distribution fees.

5. INVESTMENT TRANSACTIONS
The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the six months ended June 30, 1997.

                                 PURCHASES           SALES
------------------------------------------------------------
Long transactions            $  61,194,302   $  50,502,051
Short sale transactions          9,188,574      14,607,739
Total                        $  70,382,876   $  65,109,790
------------------------------------------------------------

At June 30, 1997, net unrealized appreciation of $1,539,864 was comprised of gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of $1,928,534 and $388,670, respectively.

6. OPTION TRANSACTIONS
The Fund may write call options on securities it owns or has the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss.

A summary of call options written by the Fund for the six months ended June 30, 1997 is as follows:

                                            NUMBER OF           PREMIUM
OPTIONS WRITTEN                             CONTRACTS          RECEIVED
-------------------------------------------------------------------------
Options outstanding at
  beginning of period                             705         $ 202,128
Options written                                   160            68,707
Options expired                                  (150)          (42,287)
Options exercised                                 (25)           (3,669)
Options terminated in
  closing transactions                           (690)         (224,879)
-------------------------------------------------------------------------
Options outstanding at
  June 30, 1997                                     0         $       0
-------------------------------------------------------------------------

7. SHORT SALE TRANSACTIONS
The Fund may sell securities short for hedging purposes. During the six months ended June 30, 1997, the Fund sold securities short against the box. This occurs when the Fund enters into a short sale while holding an offsetting long position in the security sold short. An equivalent amount of securities owned by the Fund are segregated as collateral while the short sale is outstanding. At June 30, 1997, the market value of securities separately segregated to cover short positions was $11,075,947. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Net Assets as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Securities sold short at June 30, 1997 and their related market values and proceeds are set forth in the schedule of securities sold short.

8. COMPONENTS OF NET ASSETS

At June 30, 1997 net assets consisted of:

Paid-in Capital                            $ 21,874,693
Accumulated Net Investment Loss                 (35,929)
Undistributed Net Realized Gains              2,017,458
Net Unrealized Appreciation (Depreciation)
  of Investment Securities                    1,539,864
--------------------------------------------------------
 Total Net Assets                          $ 25,396,086
--------------------------------------------------------

[LOGO]FUNDS

NEEDHAM GROWTH FUND
445 PARK AVENUE
NEW YORK, NEW YORK 10022-2606
1-800-625-7071


INVESTMENT ADVISER:
NEEDHAM INVESTMENT MANAGEMENT L.L.C.
445 PARK AVENUE
NEW YORK, NY 10022-2606

 PRESIDENT
 ---------
 JOHN C. MICHAELSON

 EXECUTIVE VICE PRESIDENT
 AND PORTFOLIO MANAGER
 ------------------------
 HOWARD S. SCHACHTER

 DIRECTORS
 ---------
 GEORGE A. NEEDHAM
 JOHN C. MICHAELSON
 GEORGE D. GOULD
 ROGER W. JOHNSON
 JAMES P. POITRAS
 F. RANDALL SMITH

DISTRIBUTOR:
NEEDHAM & COMPANY, INC.
445 PARK AVENUE
NEW YORK, NY 10022-2606
212-371-8300

ADMINISTRATOR, SHAREHOLDER SERVICING
AGENT AND TRANSFER AGENT:
PFPC INC.
400 BELLEVUE PARKWAY
WILMINGTON, DE 19809
1-800-625-7071

CUSTODIAN:
PNC BANK, N.A.
200 STEVENS DRIVE
AIRPORT BUSINESS CENTER
LESTER, PA 19113


COUNSEL:
FULBRIGHT & JAWORSKI L.L.P.
666 FIFTH AVENUE
NEW YORK, NY 10103

INDEPENDENT AUDITORS:
ERNST & YOUNG LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019